Consolidated Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Profit after tax	£ 438	£ 709	£ 1,164
Non-cash items included in profit:
– Depreciation and amortisation	570	545	378
– Provisions for other liabilities and charges	274	443	260
– Impairment losses	672	238	189
– Corporation tax charge	114	272	403
– Other non-cash items	93	(345)	(68)
– Pension charge/(credit) for defined benefit pension schemes	38	35	81
Non-cash items included in profit	1,761	1,188	1,243
Net change in operating assets and liabilities:
– Cash and balances at central banks	(152)	(84)	(161)
– Trading assets	0	0	24,528
– Derivative assets	(88)	1,959	14,621
– Other financial assets at fair value through profit or loss	1,561	1,637	(3,467)
– Loans and advances to banks and customers	(5,421)	(605)	(8,221)
– Other assets	(343)	240	203
– Deposits by banks and customers	20,812	2,225	1,845
– Derivative liabilities	211	115	(16,018)
– Trading liabilities	0	0	(31,101)
– Other financial liabilities at fair value through profit or loss	(1,618)	(959)	4,480
– Debt securities in issue	(202)	(548)	(2,760)
- Other liabilities	(983)	(600)	(824)
Net change in operating assets and liabilities	13,777	3,380	(16,875)
Corporation taxes paid	(161)	(309)	(445)
Effects of exchange rate differences	366	(1,445)	1,731
Net cash flows from operating activities	16,181	3,523	(13,182)
Cash flows from investing activities
Investments in other entities	0	0	(66)
Purchase of property, plant and equipment and intangible assets	(378)	(510)	(699)
Proceeds from sale of property, plant and equipment and intangible assets	166	108	26
Purchase of financial assets at amortised cost and financial assets at fair value through other comprehensive income	(3,015)	(5,013)	(7,002)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at fair value through other comprehensive income	9,858	8,300	3,816
Net cash flows from investing activities	6,631	2,885	(3,925)
Cash flows from financing activities
Issue of other equity instruments	0	500	0
Issue of debt securities and subordinated notes	5,599	4,145	13,329
Issuance costs of debt securities and subordinated notes	(13)	(15)	(31)
Repayment of debt securities and subordinated notes	(13,287)	(7,969)	(6,303)
Repurchase of non-controlling interests and other equity instruments	0	(318)	0
Dividends paid on ordinary shares	(103)	(262)	(1,123)
Dividends paid on other equity instruments	(147)	(142)	(145)
Dividends paid on non-controlling interests	(32)	(30)	(40)
Net cash flows from financing activities	(7,983)	(4,091)	5,687
Change in cash and cash equivalents	14,829	2,317	(11,420)
Cash and cash equivalents at beginning of the year	33,233	30,969	42,228
Effects of exchange rate changes on cash and cash equivalents	45	(53)	161
Cash and cash equivalents at the end of the year	48,107	33,233	30,969
Cash and cash equivalents consist of:
Cash and cash equivalents at the end of the year	33,233	30,969	30,969
Santander UK Group Holdings plc
Cash flows from operating activities
Profit after tax	240	449
Non-cash items included in profit:
Non-cash items included in profit	15	3
Net change in operating assets and liabilities:
Net change in operating assets and liabilities	(449)	370
Effects of exchange rate differences	(51)	(371)
Net cash flows from operating activities	(245)	451
Cash flows from investing activities
Investments in other entities	0	(200)
Net cash flows from investing activities	336	(200)
Cash flows from financing activities
Issue of other equity instruments	0	500
Issue of debt securities and subordinated notes	1,410	0
Issuance costs of debt securities and subordinated notes	(1)	0
Repayment of debt securities and subordinated notes	(1,250)	0
Repurchase of other equity instruments	0	(304)
Dividends paid on ordinary shares	(103)	(262)
Dividends paid on other equity instruments	(147)	(142)
Net cash flows from financing activities	(91)	(208)
Change in cash and cash equivalents	0	43
Cash and cash equivalents at beginning of the year	51	8
Cash and cash equivalents at the end of the year	51	51	8
Cash and cash equivalents consist of:
Cash and cash equivalents at the end of the year	£ 51	£ 51	£ 8